Supplemental Guarantor Financial Information (Condensed Consolidating Statements Of Income) (Details) (USD $) In Millions	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales and operating revenues	$ 941.9	$ 1,017.4	$ 1,309.8	$ 1,002.0	$ 962.3	$ 991.7	$ 1,258.9	$ 938.9	$ 919.7	$ 956.1	$ 1,959.3	$ 1,954.0	$ 4,265.8	$ 4,073.6	$ 4,034.8
Cost of products sold	509.8	563.0	772.8	549.0	505.1	525.2	705.1	489.8	496.3	509.3	1,072.8	1,030.3	2,352.1	2,200.5	2,202.8
Gross profit	432.1	454.4	537.0	453.0	457.2	466.5	553.8	449.1	423.4	446.8	886.5	923.7	1,913.7	1,873.1	1,832.0
Selling, general and administrative	364.3	370.6	420.9	352.5	347.0	363.4	406.8	363.1	318.3	346.8	734.9	710.4	1,483.8	1,435.0	1,435.1
Depreciation and amortization	18.3	18.3	18.3	18.3	19.2	19.9	20.4	19.8	20.3	20.6	36.6	39.1	75.7	81.1	83.0
Impairment of long-lived assets	0.6	0.4	0.9	2.4	0.4	0.3	0.5	0.5	0.3	0.2	1.0	0.7	4.0	1.5	2.8
Total operating expenses	383.2	389.3	440.1	373.2	366.6	383.6	427.7	383.4	338.9	367.6	772.5	750.2	1,563.5	1,517.6	1,520.9
Operating income (loss)	48.9	65.1	96.9	79.8	90.6	82.9	126.1	65.7	84.5	79.2	114.0	173.5	350.2	355.5	311.1
Interest income	0.5	0.3	0.5	0.8	0.7	0.6	0.9	0.9	1.5	1.5	0.8	1.3	2.6	4.8	14.6
Interest expense	(10.9)	(9.7)	(10.9)	(10.4)	(10.7)	(9.9)	(10.3)	(11.2)	(11.1)	(11.5)	(20.6)	(20.6)	(41.9)	(44.1)	(34.9)
Other loss		(4.1)						(1.6)			(4.1)
Income (loss) from continuing operations before income taxes	38.5	51.6	86.5	70.2	80.6	73.6	116.7	53.8	74.9	69.2	90.1	154.2	310.9	314.6	288.4
Income tax (benefit) expense	15.0	20.2	33.4	27.4	31.1	28.3	44.7	18.7	28.1	26.6	35.2	59.4	120.2	118.1	105.2
Equity in earnings of subsidiaries, net of income taxes
Income (loss) from continuing operations	23.5	31.4	53.1	42.8	49.5	45.3	72.0	35.1	46.8	42.6	54.9	94.8	190.7	196.5	183.2
Discontinued operations, net of income taxes	1.4	3.7	3.9	3.2	3.5	4.8	3.7	2.3	2.0	0.5	5.1	8.3	15.4	8.5	6.2
Net income (loss)	24.9	35.1	57.0	46.0	53.0	50.1	75.7	37.4	48.8	43.1	60.0	103.1	206.1	205.0	189.4
RadioShack Corporation [Member]
Net sales and operating revenues	927.9				969.1						1,955.5	1,965.7
Cost of products sold	573.7				576.7						1,224.4	1,177.9
Gross profit	354.2				392.4						731.1	787.8
Selling, general and administrative	320.7				332.6						660.4	681.8
Depreciation and amortization	16.6				18.4						33.5	37.0
Impairment of long-lived assets	0.6				0.4						1.0	0.7
Total operating expenses	337.9				351.4						694.9	719.5
Operating income (loss)	16.3				41.0						36.2	68.3
Interest income	0.2				0.4						0.3	0.5
Interest expense	(14.4)				(14.2)						(28.1)	(27.3)
Other loss											(4.1)
Income (loss) from continuing operations before income taxes	2.1				27.2						4.3	41.5
Income tax (benefit) expense	(2.2)				11.4						(0.6)	17.6
Equity in earnings of subsidiaries, net of income taxes	20.6				37.2						55.1	79.2
Income (loss) from continuing operations	24.9				53.0						60.0	103.1
Discontinued operations, net of income taxes
Net income (loss)	24.9				53.0						60.0	103.1
Guarantor Subsidiaries [Member]
Net sales and operating revenues	802.1				748.3						1,696.8	1,573.0
Cost of products sold	734.0				692.3						1,562.3	1,455.2
Gross profit	68.1				56.0						134.5	117.8
Selling, general and administrative	25.7				4.5						44.6	10.1
Depreciation and amortization	0.8				0.4						1.4	1.0
Impairment of long-lived assets
Total operating expenses	26.5				4.9						46.0	11.1
Operating income (loss)	41.6				51.1						88.5	106.7
Interest income	2.4				2.4						5.2	4.6
Interest expense
Other loss
Income (loss) from continuing operations before income taxes	44.0				53.5						93.7	111.3
Income tax (benefit) expense	16.6				19.8						34.6	41.3
Equity in earnings of subsidiaries, net of income taxes	(9.0)				(0.5)						(10.1)
Income (loss) from continuing operations	18.4				33.2						49.0	70.0
Discontinued operations, net of income taxes	1.4				3.5						5.1	8.3
Net income (loss)	19.8				36.7						54.1	78.3
Non-Guarantor Subsidiaries [Member]
Net sales and operating revenues	37.6				32.6						73.8	66.5
Cost of products sold	27.8				23.8						52.9	48.4
Gross profit	9.8				8.8						20.9	18.1
Selling, general and administrative	17.9				9.9						29.9	18.5
Depreciation and amortization	0.9				0.4						1.7	1.1
Impairment of long-lived assets
Total operating expenses	18.8				10.3						31.6	19.6
Operating income (loss)	(9.0)				(1.5)						(10.7)	(1.5)
Interest income	1.4				1.4						2.8	2.9
Interest expense
Other loss
Income (loss) from continuing operations before income taxes	(7.6)				(0.1)						(7.9)	1.4
Income tax (benefit) expense	0.6				(0.1)						1.2	0.5
Equity in earnings of subsidiaries, net of income taxes
Income (loss) from continuing operations	(8.2)										(9.1)	0.9
Discontinued operations, net of income taxes
Net income (loss)	(8.2)										(9.1)	0.9
Eliminations [Member]
Net sales and operating revenues	(825.7)				(787.7)						(1,766.8)	(1,651.2)
Cost of products sold	(825.7)				(787.7)						(1,766.8)	(1,651.2)
Depreciation and amortization
Impairment of long-lived assets
Interest income	(3.5)				(3.5)						(7.5)	(6.7)
Interest expense	3.5				3.5						7.5	6.7
Other loss
Equity in earnings of subsidiaries, net of income taxes	(11.6)				(36.7)						(45.0)	(79.2)
Income (loss) from continuing operations	(11.6)				(36.7)						(45.0)	(79.2)
Discontinued operations, net of income taxes
Net income (loss)	$ (11.6)				$ (36.7)						$ (45.0)	$ (79.2)